Group information (Details Narrative)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Adventure and nature network private limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%